UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      First Trust Bank, Ltd.

Address:   P.O. Box N-7776
           Lyford Cay, Nassau, Bahamas


Form 13F File Number: 028-12532


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Betty A. Roberts
Title:  Chief Executive Officer
Phone:  (242) 362-4904

Signature,  Place,  and  Date  of  Signing:

/s/ Betty A. Roberts               Nassau, Bahamas                    8/13/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

28-06762         Bay Harbour Management, LC
---------------  ---------------------------------------------------------------
28-1399          Southeastern Asset Management, Inc.
---------------  ---------------------------------------------------------------
28-7494          Steinberg Global Asset Management, Ltd.
---------------  ---------------------------------------------------------------
28-05601         Thomas White International, Ltd.
---------------  ---------------------------------------------------------------
28-10411         Aegis Financial Corp.
---------------  ---------------------------------------------------------------
28-01260         First Manhattan Co.
---------------  ---------------------------------------------------------------
28-13078         Edinburgh Partners Ltd.
---------------  ---------------------------------------------------------------
28-10104         Altrinsic Global Advisors, LLC
---------------  ---------------------------------------------------------------
28-05163         Kinetics Asset Management, Inc.
---------------  ---------------------------------------------------------------
28-10309         DSM Capital Partners
---------------  ---------------------------------------------------------------
28-04825         Baillie Gifford & Co.
---------------  ---------------------------------------------------------------
28-04121         Davis Selected Advisers, LP
---------------  ---------------------------------------------------------------
28-13815         Lindsell Train Limited
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              23

Form 13F Information Table Value Total:  $      111,728
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
AGRIUM INC                   COM            008916108     4674    95500 SH       SOLE                 95500      0    0
ASA LIMITED                  SHS            G3156P103     3359   124240 SH       SOLE                124240      0    0
BARRICK GOLD CORP            COM            067901108     5450   120000 SH       SOLE                120000      0    0
BERKLEY W R CORP             COM            084423102    10822   409000 SH       SOLE                409000      0    0
CANADIAN NAT RES LTD         COM            136385101     4048   121806 SH       SOLE                121806      0    0
CHECK POINT SOFTWARE TECH LT ORD            M22465104     3349   113600 SH       SOLE                113600      0    0
CISCO SYSTEMS INC            COM            17275R102     4262   200000 SH       SOLE                200000      0    0
CTRIP COM INTL LTD           ADR            22943F100    13146   350000 SH       SOLE                350000      0    0
HEWLETT PACKARD CO           COM            428236103     3592    83000 SH       SOLE                 83000      0    0
INVESCO LTD                  SHS            G491BT108     3856   229137 SH       SOLE                229137      0    0
ISHARES TR INDEX             FTSE XNHUA IDX 464287184     4934   126100 SH       SOLE                126100      0    0
ISHARES SILVER TRUST         ISHARES        46428Q109     9105   500000 SH       SOLE                500000      0    0
MEDCO HEALTH SOLUTIONS INC   COM            58405U102     3856    70000 SH       SOLE                 70000      0    0
NATIONAL OILWELL VARCO INC   COM            637071101     3168    95800 SH       SOLE                 95800      0    0
NET SERVICOS DE COMUNICACAO  SPONSD ADR NEW 64109T201     3561   379231 SH       SOLE                379231      0    0
POTASH CORP SASK INC         COM            73755L107     3622    42000 SH       SOLE                 42000      0    0
PRESTIGE BRANDS HOLDINGS INC COM            74112D101     6247   882277 SH       SOLE                882277      0    0
SASOL LTD                    SPONSORED ADR  803866300     3956   112161 SH       SOLE                112161      0    0
SIEMENS A G                  SPONSORED ADR  826197501     7162    80000 SH       SOLE                 80000      0    0
TEMPLE INLAND INC            COM            879868107     2347   113550 SH       SOLE                113550      0    0
TOLL BROTHERS INC            COM            889478103     2552   156000 SH       SOLE                156000      0    0
WESTERN DIGITAL CORP         COM            958102105     3333   110500 SH       SOLE                110500      0    0
YAMANA GOLD INC              COM            98462Y100     1327   129240 SH       SOLE                129240      0    0


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